Capital Stock	1 Months Ended
Jun. 30, 2023
Stockholders’ Deficit
Capital Stock	NOTE 6 – Capital Stock Common Stock Common stock consists of 10,000 shares authorized at $0.001 par value. During the three months ended June 30, 2023, 10,000 shares of common stock were issued.